FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [Abstract]
Schedule of Financial Assets
December 31, 2025
US$’000
Cost
At January 1, 2024	1,500
Additions in year	2,562
Write off in the year	(800)
Fair value remeasured through profit & loss	(107)

At December 31, 2024	3,155

At January 1, 2025	3,155
Additions in year	-
Write off in the year	-
Fair value remeasured through profit & loss	318

At December 31, 2025	3,473

Provision for impairment
At January 1, 2024	(1,500)
Reversal of impairment in the current year (Note 5)	800

At December 31, 2024	(700)

At January 1, 2025	(700)

At December 31, 2025	(700)

Carrying amounts
At December 31, 2025	2,773

At December 31, 2024	2,455